Fair Value of Financial Instruments (Changes in Unrealized Gains (Losses) Included in OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	$ (1,702)	$ (172)	$ 66
Mortgage Loans On Real Estate [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(5)	4
Fixed Maturity AFS Securities [Member] | Corporate Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(1,553)	(183)	60
Fixed Maturity AFS Securities [Member] | Foreign Government Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(7)	(10)	4
Fixed Maturity AFS Securities [Member] | ABS [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(115)	(9)	5
Fixed Maturity AFS Securities [Member] | Hybrid And Redeemable Preferred Securities [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	(21)	$ 26	$ (3)
Fixed Maturity AFS Securities [Member] | State And Municipal Bonds [Member]
Fair Value Assets And Liabilities Measured On Recurring Basis Level 3 Activity [Line Items]
Unrealized gains (losses) included in OCI, net	$ (1)